Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Borrowings
Note 6 - Borrowings

Borrowings consist of advances from the Federal Home Loan Bank of New York (FHLB).

The following table sets forth the contractual maturities of borrowings with the FHLB:

Advance	Maturity	Current
Date	Date	Rate	2011	2010
			(In Thousands)

09/14/05	09/14/15	4.75%	$672	$732
11/16/05	11/18/13	5.19%	1,000	1,000
06/05/06	06/06/16	5.63%	1,000	1,000
06/05/06	06/05/14	5.60%	1,000	1,000
08/17/06	08/19/13	5.45%	1,000	1,000
08/17/06	08/17/15	5.50%	1,000	1,000
11/27/07	11/27/12	4.46%	1,000	1,000
01/04/08	01/04/13	4.04%	500	500
01/15/08	01/18/11	3.45%	-	500
01/15/08	01/15/13	3.81%	500	500
02/19/08	02/22/11	2.85%	-	2,000
02/20/08	02/20/13	3.29%	2,000	2,000
11/03/09	11/03/14	2.37%	614	809
07/21/10	07/23/12	1.08%	1,000	1,000
07/21/10	01/22/13	1.26%	1,663	1,663
07/21/10	01/22/13	1.26%	1,000	1,000
07/21/10	01/22/13	1.26%	500	500
07/21/10	07/22/13	1.42%	258	258
07/21/10	07/22/13	1.42%	1,000	1,000
07/21/10	07/22/13	1.42%	1,000	1,000
07/21/10	01/21/14	1.66%	1,000	1,000
07/21/10	01/21/14	1.66%	500	500
07/21/10	01/21/14	1.66%	1,494	1,494
07/21/10	01/21/14	1.66%	1,061	1,061
07/21/10	07/21/14	1.89%	1,000	1,000
07/21/10	07/21/14	1.89%	1,252	1,252
07/21/10	01/21/15	2.07%	511	511
12/28/10	06/28/11	0.58%	-	1,000
02/22/11	02/22/12	0.65%	1,000	-

			24,525	27,280
Deferred prepayment penalties			347	548
			$24,178	$26,732

In July 2010, the Company restructured a portion of its Federal Home Loan Bank advances by repaying $13.2 million of existing borrowings and replacing these borrowings with $13.2 million of new, lower cost FHLB advances. This transaction resulted in $638,000 in prepayment penalties that were deferred and are being recognized in interest expense as an adjustment to the cost of the Company’s new borrowings over the repayment period of these new borrowings. The refinanced borrowings were a combination of fixed-rate and amortizing advances with an average cost of 4.29% and an average duration of 1.47 years. The new borrowings are all fixed-rate borrowings with an average cost of 3.09% including the deferred adjustment to the carrying value of the new borrowings. The $13.2 million of new advances have an average duration of 3.11 years. This transaction was executed as an earnings and interest rate risk strategy, resulting in lower FHLB advance costs and an extension of average duration.  At December 31, 2011, there was $347,000 remaining in deferred prepayment penalties that will be recognized in interest expense as an adjustment to the Company’s borrowings in future periods.

Certain of the Company’s FHLB advances at December 31, 2011 are callable by the FHLB at one or more dates in the future.  If an advance is called by the FHLB, the Company has the option to replace the called advance with a new advance at market terms or to repay the advance without penalty.

Borrowings are secured by residential mortgages with a carrying amount of $83,591,000 at December 31, 2011 and the Company’s investment in FHLB stock.  As of December 31, 2011, $83,591,000 was available for borrowings of which $24,525,000 was outstanding.

The following table sets forth the contractual maturities of all FHLB borrowings and the next call dates of the callable borrowings at December 31, 2011 (dollars in thousands):

	Contractual	Weighted	Next Call	Weighted
	Maturity	Average Rate	2/20/2012	Average Rate
2012	$3,000	2.06%	$2,000	3.29%
2013	10,421	2.72	-	-
2014	7,921	2.28	-	-
2015	2,183	4.47
2016	1,000	5.63	-	-

	$24,525	3.10%	$2,000	3.29%

The Company also has a repurchase agreement with Morgan Keegan providing an additional $10 million in liquidity collateralized by the Company’s U.S. Government and agency obligations. There were no advances outstanding under the repurchase agreement at December 31, 2011 and 2010.